Cover	9 Months Ended
Jun. 30, 2024
Entity Addresses [Line Items]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Entity Registrant Name	SONNET BIOTHERAPEUTICS HOLDINGS, INC.
Entity Central Index Key	0001106838
Entity Tax Identification Number	20-2932652
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	100 Overlook Center
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	609
Local Phone Number	375-2227
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	100 Overlook Center
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Princeton
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08540
City Area Code	(609)
Local Phone Number	375-2227
Contact Personnel Name	Sonnet BioTherapeutics Holdings, Inc.